8. Accrued Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Accrued Compensation
Accrued Compensation
	2015	2014
Accrued officer’s compensation – former CEO	$–	$1,053,187
Accrued other compensation – employee	–	441,462
Accrued payroll taxes – delinquent	211,905	316,044
Accrued payroll taxes on accrued payroll (not yet due)	–	185,866
	$211,905	$1,996,559